COST OF SALES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Analysis of income and expense [abstract]
Inventories at the beginning of the year	$ 2,550,930	$ 1,647,869	$ 1,579,120
Acquisition of business (Note 3)	0	400,047	0
Effect of initial inflation adjustment	191,708	0	0
Translation differences	(413,436)	(97,148)	(82,515)
Raw materials and consumables used and other movements	6,961,704	6,337,283	4,060,783
Services and fees	158,551	110,949	77,698
Labor cost	699,447	673,821	560,513
Depreciation of property, plant and equipment	456,522	348,415	314,649
Amortization of intangible assets	25,374	35,275	40,225
Maintenance expenses	519,625	480,496	457,734
Office expenses	8,586	7,350	7,112
Insurance	8,769	7,968	8,432
Charge of obsolescence allowance	17,322	(4,028)	4,600
Recovery from sales of scrap and by-products	(27,744)	(25,973)	(21,010)
Others	15,799	31,631	24,918
Less: Inventories at the end of the year	(2,689,829)	(2,550,930)	(1,647,869)
Cost of Sales	$ 8,483,328	$ 7,403,025	$ 5,384,390